PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks 99.1%
Aerospace & Defense 1.6%
Boeing Co. (The)*	3,700	$657,157
General Dynamics Corp.	1,500	449,655
General Electric Co.	11,900	1,965,166
Northrop Grumman Corp.	700	315,539
RTX Corp.	15,101	1,628,039
TransDigm Group, Inc.	200	268,646
		5,284,202
Air Freight & Logistics 0.8%
FedEx Corp.	8,400	2,133,264
United Parcel Service, Inc. (Class B Stock)	3,600	500,148
		2,633,412
Automobile Components 0.6%
BorgWarner, Inc.	34,300	1,223,138
Lear Corp.	4,600	576,610
		1,799,748
Automobiles 1.7%
Ford Motor Co.	192,110	2,330,294
General Motors Co.	55,396	2,492,266
Harley-Davidson, Inc.	19,800	710,424
		5,532,984
Banks 9.4%
Bank of America Corp.	112,111	4,483,319
Citigroup, Inc.	39,704	2,473,956
Fifth Third Bancorp	32,000	1,197,440
First Citizens BancShares, Inc. (Class A Stock)	500	849,215
Huntington Bancshares, Inc.	28,500	396,720
JPMorgan Chase & Co.	47,264	9,577,104
M&T Bank Corp.	8,146	1,234,934
PNC Financial Services Group, Inc. (The)	12,397	1,951,164
Truist Financial Corp.	50,268	1,897,617
U.S. Bancorp	43,709	1,772,400
Wells Fargo & Co.	73,032	4,376,077
		30,209,946

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Beverages 0.6%
Coca-Cola Co. (The)	8,500	$534,905
Keurig Dr. Pepper, Inc.	2,400	82,200
Molson Coors Beverage Co. (Class B Stock)	22,382	1,226,757
		1,843,862
Biotechnology 1.1%
Amgen, Inc.	1,500	458,775
Biogen, Inc.*	700	157,458
Gilead Sciences, Inc.	23,100	1,484,637
Moderna, Inc.*	2,600	370,630
Regeneron Pharmaceuticals, Inc.*	1,100	1,078,176
		3,549,676
Broadline Retail 0.5%
eBay, Inc.	25,600	1,388,032
Nordstrom, Inc.	9,700	214,370
		1,602,402
Building Products 0.9%
Builders FirstSource, Inc.*	6,100	980,819
Carrier Global Corp.	2,600	164,294
Johnson Controls International PLC	1,000	71,910
Owens Corning	8,400	1,520,988
Trane Technologies PLC	400	130,984
		2,868,995
Capital Markets 3.5%
Affiliated Managers Group, Inc.	4,600	747,960
Bank of New York Mellon Corp. (The)	41,010	2,444,606
BlackRock, Inc.	200	154,406
CME Group, Inc.	600	121,788
Goldman Sachs Group, Inc. (The)	4,490	2,049,775
Interactive Brokers Group, Inc. (Class A Stock)	2,500	314,300
Invesco Ltd.	40,160	630,913
Morgan Stanley	15,062	1,473,666
S&P Global, Inc.	600	256,506

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
State Street Corp.	26,318	$1,989,378
Virtu Financial, Inc. (Class A Stock)	42,900	943,800
		11,127,098
Chemicals 1.6%
CF Industries Holdings, Inc.	10,600	845,138
Eastman Chemical Co.	1,200	121,596
Linde PLC	2,800	1,219,456
LyondellBasell Industries NV (Class A Stock)	20,374	2,025,583
Mosaic Co. (The)	31,176	964,274
		5,176,047
Communications Equipment 0.4%
Cisco Systems, Inc.	28,000	1,302,000
Construction & Engineering 0.2%
MDU Resources Group, Inc.	23,900	603,236
Consumer Finance 1.5%
Capital One Financial Corp.	17,441	2,400,405
OneMain Holdings, Inc.	900	44,208
SLM Corp.	26,900	577,274
Synchrony Financial	42,000	1,839,600
		4,861,487
Consumer Staples Distribution & Retail 2.0%
Kroger Co. (The)	41,200	2,157,644
Target Corp.	9,900	1,545,984
Walmart, Inc.	39,556	2,601,203
		6,304,831
Containers & Packaging 1.0%
Berry Global Group, Inc.	13,100	784,428
Crown Holdings, Inc.	8,600	724,034
Graphic Packaging Holding Co.	15,900	450,288
Sealed Air Corp.	8,400	326,508
Sonoco Products Co.	15,900	975,783
		3,261,041

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services 0.3%
ADT, Inc.	116,100	$825,471
H&R Block, Inc.	1,200	59,568
		885,039
Diversified Telecommunication Services 2.5%
AT&T, Inc.	204,203	3,720,579
Verizon Communications, Inc.	103,916	4,276,143
		7,996,722
Electric Utilities 2.0%
American Electric Power Co., Inc.	9,900	893,475
Constellation Energy Corp.	300	65,175
Duke Energy Corp.	2,469	255,714
Edison International	10,800	829,980
Eversource Energy	21,700	1,285,291
Exelon Corp.	24,741	929,025
NextEra Energy, Inc.	12,400	992,248
NRG Energy, Inc.	11,100	899,100
Xcel Energy, Inc.	4,600	255,070
		6,405,078
Electrical Equipment 0.5%
Eaton Corp. PLC	4,000	1,331,400
Emerson Electric Co.	2,800	314,048
		1,645,448
Electronic Equipment, Instruments & Components 1.1%
Arrow Electronics, Inc.*	5,900	774,729
Avnet, Inc.	2,300	125,580
Coherent Corp.*	10,800	616,248
TD SYNNEX Corp.	14,800	1,936,432
		3,452,989
Energy Equipment & Services 0.9%
Baker Hughes Co.	17,400	582,552

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
Halliburton Co.	32,600	$1,196,420
Schlumberger NV	24,200	1,110,538
		2,889,510
Entertainment 0.5%
Playtika Holding Corp.	6,500	56,810
Walt Disney Co. (The)	14,600	1,517,086
		1,573,896
Financial Services 5.0%
Berkshire Hathaway, Inc. (Class B Stock)*	23,298	9,654,691
Corebridge Financial, Inc.	14,400	420,048
Equitable Holdings, Inc.	18,700	775,863
Fidelity National Information Services, Inc.	14,800	1,123,024
Global Payments, Inc.	12,500	1,273,125
MGIC Investment Corp.	70,700	1,484,700
PayPal Holdings, Inc.*	15,400	970,046
Voya Financial, Inc.	2,000	151,640
Western Union Co. (The)	7,200	92,160
		15,945,297
Food Products 2.8%
Archer-Daniels-Midland Co.	16,300	1,017,772
Bunge Global SA	13,100	1,409,429
Conagra Brands, Inc.	45,900	1,371,492
Darling Ingredients, Inc.*	10,100	408,040
General Mills, Inc.	3,200	220,000
Ingredion, Inc.	11,400	1,340,412
Kraft Heinz Co. (The)	51,022	1,804,648
Mondelez International, Inc. (Class A Stock)	2,500	171,325
Pilgrim’s Pride Corp.*	7,600	273,068
WK Kellogg Co.	45,400	862,146
		8,878,332
Gas Utilities 1.1%
National Fuel Gas Co.	28,500	1,629,060
UGI Corp.	69,900	1,779,654
		3,408,714

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation 1.0%
Avis Budget Group, Inc.	3,400	$386,682
CSX Corp.	6,500	219,375
Norfolk Southern Corp.	500	112,400
Ryder System, Inc.	8,900	1,081,083
U-Haul Holding Co.*	6,100	385,703
U-Haul Holding Co. (Non-Voting Shares)	7,900	480,241
Union Pacific Corp.	2,600	605,332
		3,270,816
Health Care Equipment & Supplies 1.3%
Abbott Laboratories	13,300	1,359,127
Becton, Dickinson & Co.	2,100	487,137
Medtronic PLC	18,506	1,505,833
QuidelOrtho Corp.*	19,900	879,381
		4,231,478
Health Care Providers & Services 4.3%
Cardinal Health, Inc.	1,400	138,978
Centene Corp.*	30,300	2,169,177
Cigna Group (The)	6,949	2,394,765
CVS Health Corp.	47,387	2,824,265
DaVita, Inc.*	2,600	382,512
Elevance Health, Inc.	2,300	1,238,504
HCA Healthcare, Inc.	5,400	1,834,650
Premier, Inc. (Class A Stock)	63,200	1,195,744
Tenet Healthcare Corp.*	12,800	1,730,816
		13,909,411
Hotel & Resort REITs 0.3%
Park Hotels & Resorts, Inc.	53,900	854,854
Hotels, Restaurants & Leisure 1.0%
Caesars Entertainment, Inc.*	15,100	536,956
Expedia Group, Inc.*	1,400	158,004
McDonald’s Corp.	327	84,657
MGM Resorts International*	23,000	923,910
Royal Caribbean Cruises Ltd.*	5,400	797,472
Travel + Leisure Co.	16,200	711,828
		3,212,827

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Household Durables 2.5%
Leggett & Platt, Inc.	5,500	$63,800
Lennar Corp. (Class A Stock)	14,381	2,305,993
Mohawk Industries, Inc.*	15,000	1,828,950
PulteGroup, Inc.	16,900	1,982,708
Toll Brothers, Inc.	15,000	1,824,600
		8,006,051
Household Products 1.1%
Procter & Gamble Co. (The)	21,372	3,516,549
Independent Power & Renewable Electricity Producers 0.6%
AES Corp. (The)	84,500	1,824,355
Industrial Conglomerates 0.6%
3M Co.	8,100	811,134
Honeywell International, Inc.	5,500	1,112,045
		1,923,179
Industrial REITs 0.2%
Prologis, Inc.	6,200	685,038
Insurance 5.6%
Aflac, Inc.	6,500	584,155
American International Group, Inc.	32,285	2,544,704
Arch Capital Group Ltd.*	20,200	2,073,126
Assurant, Inc.	1,600	277,552
Axis Capital Holdings Ltd.	16,900	1,248,572
Chubb Ltd.	12,508	3,387,415
Everest Group Ltd.	1,800	703,674
Hartford Financial Services Group, Inc. (The)	20,400	2,110,380
Loews Corp.	18,700	1,436,160
RenaissanceRe Holdings Ltd. (Bermuda)	900	205,074
Travelers Cos., Inc. (The)	10,814	2,332,580
Unum Group	18,700	1,007,182
		17,910,574
IT Services 0.7%
International Business Machines Corp.	13,300	2,219,105

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 0.3%
Mattel, Inc.*	38,600	$686,694
Polaris, Inc.	4,100	342,760
		1,029,454
Life Sciences Tools & Services 0.3%
Danaher Corp.	3,400	873,120
Machinery 1.9%
AGCO Corp.	5,100	547,383
Allison Transmission Holdings, Inc.	17,000	1,288,770
Caterpillar, Inc.	200	67,704
Cummins, Inc.	5,300	1,493,169
Deere & Co.	600	224,856
PACCAR, Inc.	19,600	2,107,000
Parker-Hannifin Corp.	800	425,216
		6,154,098
Media 2.5%
Charter Communications, Inc. (Class A Stock)*	6,000	1,722,720
Comcast Corp. (Class A Stock)	100,082	4,006,283
Fox Corp. (Class A Stock)	16,400	564,652
Fox Corp. (Class B Stock)	19,300	616,442
Liberty Media Corp.-Liberty SiriusXM*	15,500	351,230
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	14,400	327,312
Nexstar Media Group, Inc.	2,700	447,363
		8,036,002
Metals & Mining 1.5%
Cleveland-Cliffs, Inc.*	32,000	552,960
Freeport-McMoRan, Inc.	3,500	184,555
Nucor Corp.	12,937	2,184,413
Steel Dynamics, Inc.	14,300	1,914,341
		4,836,269
Mortgage Real Estate Investment Trusts (REITs) 1.6%
AGNC Investment Corp.	145,020	1,390,742
Annaly Capital Management, Inc.	33,100	652,070

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Rithm Capital Corp.	154,250	$1,729,142
Starwood Property Trust, Inc.	65,500	1,273,320
		5,045,274
Multi-Utilities 0.2%
Sempra	7,100	546,913
Office REITs 0.2%
Highwoods Properties, Inc.	18,700	485,639
Kilroy Realty Corp.	5,400	181,062
		666,701
Oil, Gas & Consumable Fuels 9.2%
Cheniere Energy, Inc.	5,100	804,729
Chevron Corp.	28,238	4,583,028
ConocoPhillips	22,215	2,587,603
Coterra Energy, Inc.	32,900	938,308
Devon Energy Corp.	25,400	1,246,632
Diamondback Energy, Inc.	6,900	1,374,894
EOG Resources, Inc.	14,900	1,855,795
Exxon Mobil Corp.	67,771	7,946,828
HF Sinclair Corp.	6,300	347,949
Kinder Morgan, Inc.	45,300	882,897
Marathon Oil Corp.	12,300	356,208
Marathon Petroleum Corp.	9,840	1,737,842
Occidental Petroleum Corp.	21,000	1,312,500
Ovintiv, Inc.	6,700	346,189
Phillips 66	12,000	1,705,320
Valero Energy Corp.	10,100	1,587,114
		29,613,836
Passenger Airlines 1.6%
Alaska Air Group, Inc.*	31,000	1,302,620
American Airlines Group, Inc.*	58,400	671,600
Delta Air Lines, Inc.	33,300	1,698,966
United Airlines Holdings, Inc.*	28,400	1,504,916
		5,178,102

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	63,100	$2,592,779
Jazz Pharmaceuticals PLC*	7,400	778,850
Johnson & Johnson	24,920	3,655,016
Merck & Co., Inc.	30,400	3,816,416
Organon & Co.	71,000	1,514,430
Pfizer, Inc.	98,886	2,834,073
Royalty Pharma PLC (Class A Stock)	48,900	1,340,349
Viatris, Inc.	145,200	1,539,120
		18,071,033
Professional Services 0.3%
Concentrix Corp.	16,100	987,413
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,800	539,504
Equity Residential	2,100	136,563
Invitation Homes, Inc.	4,900	170,471
		846,538
Retail REITs 0.2%
Simon Property Group, Inc.	5,200	786,812
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc.*	10,100	1,685,690
Analog Devices, Inc.	2,000	468,980
GLOBALFOUNDRIES, Inc.*	900	44,100
Intel Corp.	64,164	1,979,459
Marvell Technology, Inc.	12,500	860,125
Micron Technology, Inc.	16,000	2,000,000
ON Semiconductor Corp.*	9,800	715,792
QUALCOMM, Inc.	10,200	2,081,310
Skyworks Solutions, Inc.	14,300	1,325,038
Texas Instruments, Inc.	2,800	546,028
		11,706,522

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Software 0.2%
Gen Digital, Inc.	30,200	$749,866
Oracle Corp.	300	35,157
		785,023
Specialized REITs 0.8%
Crown Castle, Inc.	5,100	522,750
EPR Properties	20,600	845,424
Extra Space Storage, Inc.	2,300	332,971
Public Storage	900	246,447
VICI Properties, Inc.	22,400	643,104
		2,590,696
Specialty Retail 1.2%
Advance Auto Parts, Inc.	17,800	1,257,392
Gap, Inc. (The)	61,400	1,778,144
Penske Automotive Group, Inc.	4,000	608,400
Victoria’s Secret & Co.*	11,600	264,364
		3,908,300
Technology Hardware, Storage & Peripherals 1.4%
Hewlett Packard Enterprise Co.	112,063	1,977,912
HP, Inc.	64,700	2,361,550
		4,339,462
Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	9,500	649,800
Crocs, Inc.*	6,800	1,058,352
PVH Corp.	1,400	168,014
Tapestry, Inc.	10,400	452,296
		2,328,462
Tobacco 1.2%
Altria Group, Inc.	64,200	2,969,250
Philip Morris International, Inc.	7,743	784,985
		3,754,235

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.9%
Air Lease Corp.	20,126	$958,803
United Rentals, Inc.	1,600	1,071,056
WESCO International, Inc.	4,900	879,501
		2,909,360
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.	1,000	174,960

Total Common Stocks (cost $245,155,824)		317,774,814
Unaffiliated Exchange-Traded Fund 0.5%
iShares Russell 1000 Value ETF (cost $1,531,729)	9,100	1,612,156

Total Long-Term Investments (cost $246,687,553)		319,386,970

Short-Term Investments 0.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(wb)	1,078,811	1,078,811
PGIM Institutional Money Market Fund (7-day effective yield 5.632%)(b)(wb)	34,735	34,715

Total Short-Term Investments (cost $1,113,452)		1,113,526

TOTAL INVESTMENTS 99.9% (cost $247,801,005)		320,500,496
Other assets in excess of liabilities 0.1%		329,948

Net Assets 100.0%		$320,830,444

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).